Employee Benefit Plans - Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-US
Defined Benefit Plan Disclosure [Line Items]
Other assets (noncurrent)	$ 15,865	$ 13,944
Other liabilities (current)	0	0
Other liabilities (noncurrent)	0	0
Net amount recognized	15,865	13,944
US plans
Defined Benefit Plan Disclosure [Line Items]
Other assets (noncurrent)	0	0
Other liabilities (current)	(8,169)	(2,535)
Other liabilities (noncurrent)	(35,504)	(43,554)
Net amount recognized	$ (43,673)	$ (46,089)